Nature of Operations and Going Concern (Narrative) (Details) (USD $)	4 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Nature Of Operations And Going Concern Details Narrative [Abstract]
Net Loss-Allocable to Common Shareholders	$ 1,402,982	$ 2,250,498	$ 6,048,113	$ 2,222,899
Negative Cash Flows from Operations	$ 918,941	$ 1,132,264	$ 4,522,710	$ 1,679,330